RELATED PARTIES (Details 2)	12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2012 Sistema USD ($)	Dec. 31, 2011 Sistema USD ($)	Dec. 31, 2012 MTS Bank, a subsidiary of Sistema USD ($)	Dec. 31, 2011 MTS Bank, a subsidiary of Sistema USD ($)	Dec. 31, 2010 MTS Bank, a subsidiary of Sistema USD ($)	Dec. 31, 2012 Sistema Mass Media, a subsidiary of Sistema USD ($)	Dec. 31, 2011 Sistema Mass Media, a subsidiary of Sistema USD ($)	Dec. 31, 2012 Other related parties USD ($)	Dec. 31, 2011 Other related parties USD ($)	Dec. 31, 2012 Sitronics, a subsidiary of Sistema USD ($)	Dec. 31, 2011 Sitronics, a subsidiary of Sistema USD ($)	Dec. 31, 2010 Sitronics, a subsidiary of Sistema USD ($)	Dec. 31, 2012 NVision Group USD ($)	Dec. 31, 2011 NVision Group USD ($)	Dec. 31, 2010 NVision Group USD ($)
Investing and financing transactions
Other investments to related parties	$ 89,503,000	$ 19,209,000						$ 69,141,000
Investment in shares of subsidiaries and affiliates of Sistema	10,068,000	9,498,000		1,205,500,000	36,500,000,000			5,226,000	4,930,000		3,840,000	3,622,000	1,002,000	946,000
Cash position	724,803,000	1,850,826,000	927,694,000	2,529,010,000				268,700,000	311,500,000
Interest accrued on loan receivable, the deposits and cash on current accounts								5,500,000	14,900,000	19,700,000
Interest expense	568,184,000	656,898,000	777,287,000					11,800,000
Notes and loans receivable						20,362,000	19,209,000
Equity interest owned (as a percent)								1.80%			3.14%
Purchases of SIM cards and prepaid phone cards															26,500,000	79,500,000	29,900,000
Purchases of telecommunications equipment, software and billing systems (FORIS)																		413,900,000	503,200,000	272,600,000
Incurred expenses under an IT consulting agreement																		35,900,000	48,000,000	56,600,000
Advances to related parties																		$ 42,900,000	$ 57,600,000